SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Class A ordinary shares subject to possible redemption (Details) - CIK 0001846136 Riverview Acquisition Corp - USD ($)	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2021
Class A Ordinary Shares Subject To Possible Redemption [Abstract]
Gross proceeds		$ 245,000,000
Class A ordinary shares subject to possible redemption	$ 250,122,787	250,000,000	$ 250,000,000
Class A Common Stock [Member]
Class A Ordinary Shares Subject To Possible Redemption [Abstract]
Class A ordinary shares subject to possible redemption		250,000,000	250,000,000
Initial Public Offering [Member]
Class A Ordinary Shares Subject To Possible Redemption [Abstract]
Gross proceeds		250,000,000	250,000,000
Class A ordinary shares issuance costs	(14,262,365)	(14,262,365)	(14,262,365)
Plus: Accretion of carrying value to redemption value	122,787	24,459,631	24,459,631
Initial Public Offering [Member] | Public Warrants [Member]
Class A Ordinary Shares Subject To Possible Redemption [Abstract]
Less: Proceeds allocated to Public Warrants		(11,375,000)	(11,375,000)
Initial Public Offering [Member] | Class A Common Stock [Member]
Class A Ordinary Shares Subject To Possible Redemption [Abstract]
Class A ordinary shares issuance costs		(13,084,631)	(13,084,631)
Class A ordinary shares subject to possible redemption	$ 250,122,787	$ 250,000,000	$ 250,000,000